Class K [Member] Average Annual Total Returns - Class K [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE All World Index (Net) (Reflects no deduction for fees, expenses or taxes, except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	22.62%	11.20%	11.70%
FTSE EPRA Nareit Developed Index (Net) (Reflects no deduction for fees, expenses or taxes, except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	9.58%	2.76%	3.25%
Class K Shares
Prospectus [Line Items]
Average Annual Return, Percent		10.34%	3.47%	3.93%
Class K Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.94%	2.01%	2.39%
Class K Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.69%	2.28%	2.51%

[1]	Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund’s applicable withholding tax rates, if any. For additional comparative performance information for the FTSE All World Index and FTSE EPRA Nareit Developed Index, please see the Fund’s Statement of Additional Information.